Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Financial Instruments
	2019		2018
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	184,835	184,835	204,763	204,763
Restricted cash	12,935	12,935	15,763	15,763
Investments	—	—	1,000	1,000
Debt	(1,544,551)	(1,544,551)	(1,607,122)	(1,607,122)

Schedule of Derivative Instruments - Statements of Financial Position Location
		Asset Derivatives		Liability Derivatives
		December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments

Interest rate swaps	Current portion of financial instruments— Fair value	131	—	3,024	30

	Financial instruments—Fair Value, net of current portion	260	—	12,199	4,970

Subtotal		391	—	15,223	5,000

		Asset Derivatives		Liability Derivatives
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments

Interest rate swaps	Current portion of financial instruments— Fair value	—	—	121	18

	Financial instruments—Fair Value, net of current portion	—	—	66	20

Bunker swaps	Current portion of financial instruments—Fair value	520	—	755	—

Bunker swaps	Financial instruments—Fair Value, net of current portion	27	—	2,642	3,972

Bunker call options	Current portion of financial instruments—Fair value	147	217	—	—

Bunker call options	Financial instruments—Fair Value, net of current portion	—	133	—	—

Subtotal		694	350	3,584	4,010

Total derivatives		1,085	350	18,807	9,010

Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion)
	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location
Derivative		Amount
		2019	2018	2017
Interest rate swaps		(9,938)	(4,316)	(3,692)

Total		(9,938)	(4,316)	(3,692)

Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)
	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location
Derivative		Amount
		2019	2018	2017
Interest rate swaps	Depreciation expense	(189)	(189)	(189)
Interest rate swaps	Interest and finance costs, net	(56)	(772)	(2,511)

Total		(245)	(961)	(2,700)

Schedule of Derivatives Not Designated As Hedging Instruments - Net effect on the Statement Of Comprehensive Income
	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location
Derivative		Amount
		2019	2018	2017
Interest rate swaps	Interest and finance costs, net	(149)	(39)	—
Bunker swaps	Interest and finance costs, net	1,122	(1,142)	5,903
Bunker call options	Interest and finance costs, net	(1,672)	231	(213)

Total		(699)	(950)	5,690

Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis
Recurring measurements:	December 31, 2019	December 31, 2018
Interest rate swaps	(15,019)	(5,038)
Bunker swaps	(2,850)	(3,972)
Bunker call options	147	350

	(17,722)	(8,660)